INVENTORIES	6 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consisted of the following at December 31, 2015, June 30, 2015 and 2014:

	As of December 31,	As of June 30,
	2015	2015	2014

Finished goods	$967,800	$564,826	$491,409
Raw materials	460,357	542,351	352,455
	$1,428,157	$1,107,177	$843,864

As of June 30, 2015, the Company had approximately $47,000 of consignment inventory with certain customers. No inventory was held on consignment as of December 31, 2015. Cost of goods sold for fiscal 2015 included $67,439 related to inventory written off for obsolescence.  There were no inventory obsolescence writes-offs during the six months ended December 31, 2015.